Organization and Basis of Presentation - Additional information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 16, 2022	Nov. 30, 2022	Nov. 22, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Entity incorporation, date of incorporation	May 16, 2022
Common stock, shares issued	100	454,617,131					0
Share price	$ 1
Equity	$ 9,362	$ 6,696				$ 16,578	$ 16,676	$ 14,751	$ 21,397
Spin Off Related Adjustments [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity		2,834
Deferred compensation liabilities		548
Senior Unsecured Debt [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt instrument face amount		$ 8,250			$ 8,250
General Electric Company [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of common stock outstanding			80.10%
Common stock, shares issued			454,000,000
Cash					4,221
General Electric Company [Member] | Senior Unsecured Debt [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt instrument face amount				$ 8,250	$ 4,000